Income tax benefit (expense) (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Tax Benefit Based On Canadian Tax Rates	$ 1,289,834	$ 624,459
[custom:IncomeTaxBenefitBasedOnCanadianTaxRatesPercentage]	25.00%	25.00%
Different Tax Rates On Foreign Subsidiaries	$ 3,677	$ (72,733)
[custom:DifferentTaxRatesOnForeignSubsidiariesPercentage]	0.00%	(3.00%)
Nondeductible Expenses	$ (98,647)	$ (164)
[custom:NondeductibleExpensesPercentage]	(2.00%)	0.00%
Change In Valuation Allowance And Other	$ (1,194,864)	$ (551,562)
[custom:ChangeInValuationAllowanceAndOtherPercentage]	(23.00%)	(22.00%)
Income Tax Examination, Interest Expense	$ (394,005)	$ 0
[custom:InterestOnIncomeTaxPercentage]	(800.00%)	0.00%
[custom:IncomeTaxExpense]	$ (394,005)	$ 0
[custom:IncomeTaxExpensePercentage]	(8.00%)	0.00%
Total amount of gross unrecognized tax benefits at beginning of year	$ 16,046,894
Addition for tax positions of prior years			16,046,894
Total amount of gross unrecognized tax benefits at end of period	16,046,894		$ 16,046,894
Deferred income tax assets
Net operating loss carry forwards	43,272,726	43,223,586
Property, Plant and Equipment	(2,776)	(3,410)
Other	1,667,671	1,615,179
Total deferred income tax asset	44,937,621	44,835,355
Valuation allowance	(44,444,607)	(44,598,283)
Deferred income tax assets net of valuation allowance	493,014	237,072
Deferred income tax liabilities
Other	(493,014)	(237,072)
Net deferred income tax asset
Canadian Tax Loss Carryforward Expiring 2026	1,909,771
Canadian Tax Loss Carryforward Expiring 2027	3,544,287
Canadian Tax Loss Carryforward Expiring 2028	13,509,206
Canadian Tax Loss Carryforward Expiring 2029	12,802,774
Canadian Tax Loss Carryforward Expiring 2030	15,817,116
Canadian Tax Loss Carryforward Expiring 2031	17,711,508
Canadian Tax Loss Carryforward Expiring 2032	5,138,859
Canadian Tax Loss Carryforward Expiring 2033	7,470,844
Canadian Tax Loss Carryforward Expiring 2034	8,656,105
Canadian Tax Loss Carryforward Expiring 2035	12,355,951
Canadian Tax Loss Carryforward Expiring 2036	14,689,926
Canadian Tax Loss Carryforward Expiring 2037	11,078,220
Canadian Tax Loss Carryforward Expiring 2038	1,060,155
Canadian Tax Loss Carryforward Expiring 2039	2,763,068
Canadian Tax Loss Carryforward Expiring 2040	4,107,181
[custom:CanadianTaxLossCarryforwardExpiring2041-0]	14,867,517
[custom:CanadianTaxLossCarryforwardExpiring2042-0]	3,914,038
[custom:CanadianTaxLossCarryforwardExpiring2043-0]	10,578,684
[custom:CanadianTaxLossCarryforwardExpiring2044-0]	5,702,560
[custom:UsTaxLossCarryforward-0]	6,444,206
Total Us Tax Loss Carryforward	6,444,206
Total Canadian Tax Loss Carryforward	$ 167,677,770